CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 538,785	$ 378,102
Available for sale investments (Note 8)	0	1,954
Accounts receivable, net of allowance for credit losses (Note 4)	1,401,989	1,790,322
Unbilled services (unbilled revenue)	1,286,274	951,936
Other receivables	79,487	65,797
Prepayments and other current assets	140,435	132,105
Income taxes receivable	83,523	91,254
Total current assets	3,530,493	3,411,470
Non-current assets:
Property, plant and equipment, net (Note 9)	382,879	361,184
Goodwill (Note 10)	9,051,410	9,022,075
Intangible assets, net (Note 11)	3,559,792	3,855,865
Operating right-of-use assets (Note 15)	147,602	140,333
Other receivables	72,796	78,470
Deferred tax asset (Note 20)	74,758	73,662
Investments in equity (Note 8)	57,948	46,804
Total Assets	16,877,678	16,989,863
Current liabilities:
Accounts payable	173,025	131,584
Unearned revenue (Note 4)	1,614,758	1,654,507
Other liabilities (Note 12)	923,603	915,399
Income taxes payable	55,258	13,968
Current bank credit lines, loan facilities and notes (Note 13)	29,762	110,150
Total current liabilities	2,796,406	2,825,608
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net (Note 13)	3,396,398	3,665,439
Lease liabilities (Note 15)	140,085	126,321
Non-current other liabilities (Note 16)	83,470	45,998
Non-current income taxes payable	125,834	186,654
Deferred tax liability (Note 20)	812,486	899,100
Commitments and contingencies (Note 17)	0	0
Total Liabilities	7,354,679	7,749,120
Shareholders' Equity:
80,756,860 shares issued and outstanding at December 31, 2024 and 82,495,086 shares issued and outstanding at December 31, 2023.	6,586	6,699
Additional paid-in capital	7,020,231	6,942,669
Other undenominated capital (Note 18b)	1,304	1,162
Accumulated other comprehensive loss (Note 24)	(229,929)	(143,506)
Retained earnings	2,724,807	2,433,719
Total Shareholders' Equity	9,522,999	9,240,743
Total Liabilities and Shareholders’ Equity	$ 16,877,678	$ 16,989,863